SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2002

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GER    10000     7.1946       8.12	       Weeden & Co.
01-03    " "     8000     7.3000       8.26	 		""
01-04    " "    10000     7.4500       8.26	 		""
01-07    " "    11000     7.4205       8.11	 		""
01-08    " "     5000     7.3800       8.11	 		""
01-09    " "     6000     7.4200       8.17	 		""
01-10    " "     2500     7.3600       8.12	 		""
01-11    " "     2000     7.3400       8.11	 		""
01-15    " "     5000     7.1668       7.91	 		""
01-16    " "     5000     7.1940       7.72	 		""
01-18    " "     9300     7.1229       7.88	 		""
01-22    " "     3000     7.0750       7.80	 		""
01-23    " "     8400     7.0792       7.98	 		""
01-24    " "     1200     7.1550       7.95	 		""
01-25    " "     4700     7.0860       7.80	 		""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          02/01/02